NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Notes receivable
Notes receivable	¥ 90,734	¥ 12,583		¥ 90,734	$ 14,238
Impairment loss			¥ 0
Provision for credit loss recognized	0	0		0
Pledged as collateral | Borrowings
Notes receivable
Notes receivable	90,734	12,583		90,734
Pledged as collateral | Notes receivable pledged
Notes receivable
Notes receivable	¥ 7,181	¥ 5,969		¥ 7,181